Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

May 2, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Annuity Portfolios (“Trust”) (File Nos. 033-74534 and 811-08314)

Schwab VIT Balanced Portfolio	Schwab Government Money Market Portfolio
Schwab VIT Balanced with Growth Portfolio	Schwab MarketTrack Growth Portfolio II
Schwab VIT Growth Portfolio

Post-Effective Amendment No. 47

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated April 28, 2017, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Sincerely,

/s/ Michael Cirelli
Michael Cirelli
Corporate Counsel
Charles Schwab Investment Management, Inc.